Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 01, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Changes in the carrying amounts of goodwill
Balance at the beginning of the year		$ 287,379	$ 273,807		$ 331,769
Prior year business acquisition adjustment		597
Current period business acquisitions		3,165	14,108
Impairment charge	(536)		(536)
Balance at the end of the year	287,379	291,141	287,379	273,807	331,769
Changes in the carrying amounts of nonamortizable intangible assets
Balance at the beginning of the year		80,600	80,600
Balance at the end of the year	80,600	80,600	80,600	80,600
Accumulated goodwill impairment	144,400	144,400	144,400	143,900
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the beginning of the year		5,973	2,718
Accumulated Amortization, Balance at the beginning of the year		(1,660)	(1,353)
Net Carrying Value, Balance at the beginning of the year		4,313	1,365
Current period business acquisitions		150	3,255
Reacquired franchise rights		205
Amortization expense		(473)	(307)	(500)
Gross Cost, Balance at the end of the year	5,973	6,328	5,973	2,718
Accumulated Amortization, Balance at the end of the year	(1,660)	(2,133)	(1,660)	(1,353)
Net Carrying Value, Balance at the end of the year	4,313	4,195	4,313	1,365
Nonamortizing:
Trade names and trademarks	80,600	80,600	80,600
Amortizing:
Amortizing intangible assets, gross	5,973	6,328	5,973	2,718
Accumulated amortization	(1,660)	(2,133)	(1,660)	(1,353)
Amortizing intangible assets, net	4,313	4,195	4,313	1,365
Intangible assets, net	84,913	84,795	84,913		90,057
Amortization of intangible assets		473	307	500
Remaining weighted average amortization period		16 years
Expected amortization expense
2012					433
2013					381
2014					223
2015					223
2016					223
Non-cash impairment charge	536		536
Franchise agreement rights
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the beginning of the year		1,000
Gross Cost, Balance at the end of the year		1,205
Amortizing:
Useful Life		20 years
Amortizing intangible assets, gross		1,205
Acquired trade names
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the end of the year	3,965	4,035	3,965
Amortizing:
Amortizing intangible assets, gross	3,965	4,035	3,965
Acquired trade names | Minimum
Amortizing:
Useful Life		2 years
Acquired trade names | Maximum
Amortizing:
Useful Life		20 years
Non-compete agreements
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the end of the year	1,008	1,088	1,008
Amortizing:
Amortizing intangible assets, gross	$ 1,008	$ 1,088	$ 1,008
Non-compete agreements | Minimum
Amortizing:
Useful Life		3 years
Non-compete agreements | Maximum
Amortizing:
Useful Life		5 years